Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Operating Activities
Net Income	$ 661.5		$ 1,317.6		$ 993.1
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	22.5		32.6		(5.7)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.9		7.1		7.1
Net Income Attributable to Air Products	631.1		1,277.9		991.7
(Income) loss from discontinued operations	468.4		(344.6)		(295.0)
Income from continuing operations attributable to Air Products	1,099.5		933.3		696.7
Adjustments to reconcile income to cash provided by operating activities:
Depreciation and amortization	854.6		858.5		875.6
Deferred income taxes	61.8		9.4		124.4
Loss on extinguishment of debt	6.9	[1]	16.6	[1]	0.0
Gain on previously held equity interest	0.0		(17.9)	[2]	0.0
Undistributed earnings of unconsolidated affiliates	(51.1)		(101.8)		(74.9)
(Gain) Loss on sale of assets and investments	(7.3)		(29.7)		4.5
Share-based compensation	31.0		39.5		38.0
Noncurrent capital lease receivables	85.5		(10.1)		20.3
Goodwill and intangible asset impairment charge	0.0		0.0		310.1
Write-down of long-lived assets associated with restructuring	0.0		40.2		0.0
Other adjustments	156.7		53.0		59.4
Working capital changes that provided (used) cash, excluding effects of acquisitions and divestitures:
Trade receivables	(44.8)		(40.7)		27.7
Inventories	32.2		38.0		(31.9)
Contracts in progress, less progress billings	28.2		16.9		12.7
Other receivables	(6.7)		48.9		(35.6)
Payables and accrued liabilities	60.1		134.9		(236.6)
Other working capital	(47.8)		58.0		71.2
Cash Provided by Operating Activities	2,258.8		2,047.0		1,861.6
Investing Activities
Additions to plant and equipment	(907.7)		(1,162.4)		(1,299.3)
Acquisitions, less cash acquired	0.0		(34.5)		0.0
Investment in and advances to unconsolidated affiliates	0.0		(4.3)		2.0
Proceeds from sale of assets and investments	44.6		55.3		42.1
Other investing activities	(1.7)		(0.8)		(1.6)
Cash Used for Investing Activities	(864.8)		(1,146.7)		(1,256.8)
Financing Activities
Long-term debt proceeds	386.9		340.3		463.4
Payments on long-term debt	(480.4)		(699.4)		(602.2)
Net increase (decrease) in commercial paper and short-term borrowings	(144.2)		285.2		147.3
Dividends paid to shareholders	(721.2)		(677.5)		(627.7)
Proceeds from stock option exercises	141.3		121.3		141.6
Payment for subsidiary shares to noncontrolling interests	0.0		(278.4)		(0.5)
Other financing activities	(42.6)		(51.9)		(45.6)
Cash Provided By (Used for) Financing Activities	(860.2)		(960.4)		(523.7)
Discontinued Operations
Cash provided by (used for) operating activities	401.9		422.7		353.8
Cash provided by (used for) investing activities	(204.2)		(453.0)		(371.4)
Cash provided by (used for) financing activities	555.9		(16.9)		(166.0)
Cash Provided by (Used for) Discontinued Operations	753.6		(47.2)		(183.6)
Effect of Exchange Rate Changes on Cash	7.5		(22.9)		(11.3)
Increase (Decrease) in Cash and Cash Items	1,294.9		(130.2)		(113.8)
Cash and Cash Items - Beginning of Year	206.4		336.6		450.4
Cash and Cash Items - End of Period	1,501.3		206.4		336.6
Less: Cash and Cash Items - Discontinued Operations	208.1		23.3		51.2
Cash and Cash Items - Continuing Operations	$ 1,293.2		$ 183.1		$ 285.4

[1]	For additional information, see Note 15, Debt.
[2]	For additional information, see Note 6, Business Combination.